J.P. MORGAN EXCHANGE-TRADED FUND TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10172

May 8, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

RE:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Municipal ETF (the “Fund”)
Registration Statement on Form N-14

Ladies and Gentlemen:

We hereby submit for filing with the Securities and Exchange Commission (the “SEC”) the Trust’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”). The Registration Statement includes a Proxy Statement/Prospectus and Statement of Additional Information relating to the reorganization of the JPMorgan National Municipal Income Fund, a series of JPMorgan Trust I (the “Target Fund”) into the Fund, a series of the Trust, pursuant to which the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for the shares of the Acquiring Fund (such reorganization, the “Reorganization”).

The Reorganization will be effected in accordance with the terms and conditions of the Agreement and Plan of Reorganization, a form of which is included in the Registration Statement. The Reorganization is subject to approval by Target Fund’s shareholders. Subject to shareholder approval, the Reorganization is anticipated to occur after the close of trading on or about October 24, 2025. After the Reorganization, the Fund will be the accounting and performance survivor.

Pursuant to Rule 488, the Registration Statement designates an effective date of June 7, 2025. No fees are required in connection with this filing. Please contact Allison M. Fumai (allison.fumai@dechert.com; 212.698.3526) of Dechert LLP, counsel to the Trust, if you have any questions.

Very truly yours,

/s/ Matthew Beck
Matthew J Beck
Assistant Secretary